Business Combination - Summary of Amount of Identified Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Millions	Oct. 31, 2018	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		¥ 16,000
Music Content Company
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	¥ 68
Accounts and other receivables	101
Intangible assets acquired in business combinations	297
Prepayments, deposits and other assets	162
Deferred revenue	(18)
Other payables and accruals	(57)
Deferred tax liabilities	(105)
Goodwill	798
Identifiable assets acquired (liabilities assumed)	¥ 1,246